Employee Benefits and Payroll Accruals - Schedule of Employee Benefits and Payroll Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term employee benefits:
Benefits for vacation and recreation pay	$ 142	$ 142
Liability for payroll, bonuses and wages	264	264
Employee benefits and payroll accruals	$ 406	$ 406